Share Based Payment Plans - Summary Of Defered Share Unit And Restricted Share Unit Of Share Options (Detail) - shares	12 Months Ended
	Jan. 31, 2025	Jan. 31, 2024
Disclosure Of Defered Share Unit And Restricted Share Unit Of Share Options [Line Items]
Forfeited/Cancelled	(153,825)	(134,500)
Deferred Share Unit [Member]
Disclosure Of Defered Share Unit And Restricted Share Unit Of Share Options [Line Items]
Balance at Begining of year	114,334	99,937
Granted	24,888	20,535
Paid	(29,980)	(6,138)
Forfeited/Cancelled	0
Balance at end of year	109,242	114,334
Restricted share units [member]
Disclosure Of Defered Share Unit And Restricted Share Unit Of Share Options [Line Items]
Balance at Begining of year	0	0
Granted	167,800	0
Paid	0	0
Forfeited/Cancelled	(18,150)
Balance at end of year	149,650	0